As filed with the Securities and Exchange Commission on June 9, 1999
                                                Securities Act File No. 33-56094
                                        Investment Company Act File No. 811-7428
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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                 --------------

                                    FORM N-1A

             Registration Statement Under The Securities Act Of 1933         [X]

                         Pre-Effective Amendment No. ___                     [ ]

                         Post-Effective Amendment No. 69                     [X]

                                     and/or

         Registration Statement Under The Investment Company Act Of 1940     [X]

                                Amendment No. 71                             [ ]
                        (Check appropriate box or boxes)

                              PILGRIM MUTUAL FUNDS
                   (FORMERLY NICHOLAS-APPLEGATE MUTUAL FUNDS)
                 (Exact Name of Registrant Specified in Charter)

                       40 North Central Avenue, Suite 1200
                                Phoenix, AZ 85004
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 551-8643

         James M. Hennessy, Esq.                          With Copies To:
        Pilgrim Investments, Inc.                     Jeffrey S. Puretz, Esq.
  40 North Central Avenue, Suite 1200                 Dechert Price & Rhoads
          Phoenix, AZ 85004                            1775 Eye Street, N.W.
(Name and Address of Agent for Service)               Washington, D.C. 20006
                            ------------------------

 It is proposed that this filing will become effective (check appropriate box):

           [ ] Immediately upon filing pursuant to paragraph (b)
           [X] on July 1, 1999, pursuant to paragraph (b)
           [ ] 60 days after filing pursuant to paragraph (a)(1)
           [ ] on (date) pursuant to paragraph (a)(1)
           [ ] 75 days after filing pursuant to paragraph (a)(2)
           [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

                        If appropriate, check the following box:

           [X] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

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
         This Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A for Pilgrim Mutual Funds (the "Fund") incorporates by reference the
Prospectus which was contained in the Fund's Post-Effective Amendment No. 67 which was filed with the Securities and Exchange Commission on March 26, 1999 and the Statement of Additional Information and Part C which were contained in the Fund's Post-Effective Amendment No. 68 which was filed with the Securities and Exchange Commission on May 24, 1999 and seeks to extend the effective date of the Prospectus for the Pilgrim Money Market Fund to July 1, 1999.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Phoenix and State of Arizona on the 8th day of June, 1999.

                                       PILGRIM MUTUAL FUNDS

                                       By: /s/  Robert W. Stallings
                                           -------------------------------------
                                           Robert W. Stallings
                                           President and Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

       Signature                        Title                          Date
       ---------                        -----                          ----


/s/ Robert W. Stallings          Trustee, President and             June 8, 1999
-----------------------------    Chief Executive Officer
Robert W. Stallings              (Principal Executive Officer)


-----------------------------    Trustee                            June 8, 1999
Mary A. Baldwin *


-----------------------------    Trustee                            June 8, 1999
John P. Burke *


-----------------------------    Trustee                            June 8, 1999
Al Burton *


-----------------------------    Trustee                            June 8, 1999
Jock Patton *

-----------------------------    Principal Financial Officer        June 8, 1999
Michael J. Roland *

* By: /s/ Robert W. Stallings
     -----------------------------
     Robert W. Stallings
     Attorney-in-Fact**

**   Powers of Attorney for the Trustees are contained in Post-Effective
Amendment No. 68 to the Registration Statement of the Registrant, as filed with the Securities and Exchange Commission on May 24, 1999.